Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net consists of LNG terminal costs and fixed assets, as follows (in millions):

	March 31,	December 31,
	2017	2016
LNG terminal costs
LNG terminal	$7,696	$5,270
LNG terminal construction-in-process	4,789	6,675
Accumulated depreciation	(121)	(75)
Total LNG terminal costs, net	12,364	11,870
Fixed assets
Fixed assets	10	9
Accumulated depreciation	(5)	(4)
Total fixed assets, net	5	5
Property, plant and equipment, net	$12,369	$11,875

Depreciation expense during the three months ended March 31, 2017 and 2016 was $45 million and $1 million, respectively.

During the three months ended March 31, 2017 and 2016, we realized offsets to LNG terminal costs of $124 million and $14 million, respectively, that were related to the sale of commissioning cargoes because these amounts were earned prior to the start of commercial operations, during the testing phase for the construction of the Liquefaction Project.

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	December 31,
	2016	2015
LNG terminal costs
LNG terminal	$5,270,039	$42,220
LNG terminal construction-in-process	6,675,317	9,795,309
Accumulated depreciation	(75,662)	(789)
Total LNG terminal costs, net	11,869,694	9,836,740
Fixed assets and other
Furniture and fixtures	1,446	1,154
Computer software	4,373	3,782
Machinery and equipment	405	339
Vehicles	2,731	1,405
Other	714	390
Accumulated depreciation	(4,520)	(2,403)
Total fixed assets and other, net	5,149	4,667
Property, plant and equipment, net	$11,874,843	$9,841,407

Depreciation expense during the years ended December 31, 2016, 2015 and 2014 was $76.8 million, $1.9 million and $1.0 million, respectively.

During the year ended December 31, 2016, we realized offsets to LNG terminal costs of $201.0 million that was related to the sale of commissioning cargoes because this amount was earned prior to the start of commercial operations, during the testing phase for the construction of Trains 1 and 2 of the Liquefaction Project.

LNG Terminal Costs

LNG terminal costs related to the Liquefaction Project are depreciated using the straight-line depreciation method applied to groups of LNG terminal assets with varying useful lives. The identifiable components of the Liquefaction Project with similar estimated useful lives have a depreciable range between 6 and 50 years, as follows:

Components	Useful life (yrs)
Water pipelines	30
Liquefaction processing equipment	6-50
Other	15-30

Fixed Assets and Other

Our fixed assets and other are recorded at cost and are depreciated on a straight-line method based on estimated lives of the individual assets or groups of assets.